Financial liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of financial liabilities [abstract]
Disclosure of Financial Liabilities
(1) Financial liabilities
Financial liabilities consist of the following:

	Yen in millions
			Non-cash changes
	As of April 1, 2023	Cash flow	Acquisitions	Reclassification	Changes in foreign currency exchange rates	Changes in fair value	Other	As of March 31, 2024

Current liabilities
Short-term debt	4,590,173	401,740	—	—	519,138	—	(23,093)	5,487,959
Current portion of long-term debt	7,648,596	(8,673,349)	—	9,974,103	896,377	—	(858)	9,844,870
Current portion of long-term lease liabilities	66,870	(78,981)	—	77,698	3,295	—	4,573	73,456

Current liabilities	12,305,639	(8,350,589)	—	10,051,801	1,418,811	—	(19,378)	15,406,284

Non-current liabilities
Long-term debt	16,685,384	12,057,349	—	(9,974,103)	1,933,312	—	64,442	20,766,384
Long-term lease liabilities	389,250	—	101,534	(77,698)	20,766	—	(44,740)	389,112

Non-current liabilities	17,074,634	12,057,349	101,534	(10,051,801)	1,954,078	—	19,702	21,155,496

Total	29,380,273	3,706,760	101,534	—	3,372,889	—	324	36,561,780

Derivatives	(62,359)	95,572	—	—	(4,792)	(68,999)	—	(40,578)

	Yen in millions
			Non-cash changes
	As of April 1, 2024	Cash flow	Acquisitions	Reclassification	Changes in foreign currency exchange rates	Changes in fair value	Other	As of March 31, 2025

Current liabilities
Short-term debt	5,487,959	75,675	—	—	(99,165)	—	0	5,464,469
Current portion of long-term debt	9,844,870	(10,786,012)	—	11,336,112	(141,748)	—	19,679	10,272,900
Current portion of long-term lease liabilities	73,456	(86,249)	—	104,271	(599)	—	1,268	92,147

Current liabilities . . .	15,406,284	(10,796,586)	—	11,440,383	(241,512)	—	20,947	15,829,516

Non-current liabilities
Long-term debt	20,766,384	13,381,581	—	(11,336,112)	(290,753)	—	1,059	22,522,158
Long-term lease liabilities	389,112	—	164,348	(104,271)	(3,280)	—	(4,705)	441,204

Non-current liabilities	21,155,496	13,381,581	164,348	(11,440,383)	(294,033)	—	(3,646)	22,963,363

Total . . . . . . . . . . . .	36,561,780	2,584,995	164,348	—	(535,545)	—	17,301	38,792,879

Derivatives	(40,578)	(5,189)	—	—	(478)	84,074	—	37,829

Disclosure of Short Term Debt
(2) Short-term debt
The breakdown of “Short-term debt” is as follows:

	Yen in millions
	March 31,
	2024	2025

Short-term debt
(Principally from bank)
[Weighted average interest rate
2024 2.27%
2025 2.26%]	1,387,832	1,552,166
Commercial paper
[Weighted average interest rate
2024 4.53%
2025 3.82%]	4,100,127	3,912,303

	5,487,959	5,464,469

Disclosure of Long Term Debt
(3) Long-term debt
The breakdown of “Long-term debt” is as follows:

	Yen in millions
	March 31,
	2024	2025

Unsecured loans
(Principally from bank)
[2024
Weighted average interest 3.68%
Due 2024 to 2042
2025
Weighted average interest 3.56%
Due 2025 to 2042]	6,781,268	7,360,937
Secured loans
(Principally financial receivables securitization)
[2024
Weighted average interest 4.64%
Due 2024 to 2034
2025
Weighted average interest 4.23%
Due 2025 to 2034]	6,458,570	7,556,089
Unsecured bonds of the parent
[2024
Weighted average interest 1.92%
Due 2024 to 2037
2025
Weighted average interest 1.93%
Due 2026 to 2037]	1,221,345	1,108,080
Unsecured bonds and medium-term notes of consolidated subsidiaries
[2024
Weighted average interest 3.49%
Due 2024 to 2048
2025
Weighted average interest 3.61%
Due 2025 to 2048]	16,084,233	16,683,919
Secured bonds of consolidated subsidiaries
[2024
Weighted average interest 7.86%
Due 2024 to 2029
2025
Weighted average interest 8.12%
Due 2025 to 2029]	65,837	86,033

	30,611,253	32,795,058
Less - Current portion due within one year	(9,844,870)	(10,272,900)

	20,766,384	22,522,158

Disclosure of Asset Pledged as Collateral
(4) Assets pledges as collateral
The breakdown of assets pledged as collateral mainly for loans of consolidated subsidiaries is as follows:

	Yen in millions
	March 31,
	2024	2025

Property, plant and equipment	1,574,373	1,616,300
Other assets	6,731,856	7,936,375

Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,306,230	9,552,674